Retirement Plans - Summary of Categories in Fair Value Hierarchy (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Funded Status of Plan [Abstract]
Real estate investment grade securities	$ 1.1	$ 4.9